NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - USD ($)	Feb. 28, 2022	Nov. 30, 2021
Nature And Continuance Of Operations
Accumulated deficit	$ 32,332,887	$ 31,462,167